Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note Fourteen
Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows at December 31:

(in thousands)	2011	2010

Deferred tax assets:
Previously securitized loans	$6,669	$6,533
Allowance for loan losses	7,310	6,803
Deferred compensation payable	2,932	2,972
Underfunded pension liability	2,874	2,346
Accrued expenses	1,729	781
Impaired building and premises	1,362	1,195
Impaired security losses	10,386	10,265
Other	863	1,222
Total Deferred Tax Assets	34,125	32,117
Deferred tax liabilities:
Intangible assets	925	1,579
Unrealized securities gains	495	629
Other	486	674
Total Deferred Tax Liabilities	1,906	2,882
Net Deferred Tax Assets	$32,219	$29,235

No valuation allowance for deferred tax assets was recorded at December 31, 2011 and 2010 as the Company believes it is more likely than not that all of the deferred tax assets will be realized because they were supported by recoverable taxes paid in prior years.

Significant components of the provision for income taxes are as follows:

(in thousands)	2011	2010	2009

Current:
Federal	$20,052	$17,147	$10,083
State	2,809	2,541	1,803
Total current	22,861	19,688	11,886

Total deferred	(2,290)	(1,235)	8,647
Income tax expense	$20,571	$18,453	$20,533

A reconciliation of the significant differences between the federal statutory income tax rate and the Company's effective income tax rate is as follows:
(in thousands)	2011	2010	2009

Computed federal taxes at statutory rate	$21,437	$20,096	$22,111
State income taxes, net of federal tax benefit	1,654	1,586	1,669
Tax effects of:
Tax-exempt interest income	(785)	(804)	(748)
Bank-owned life insurance	(1,172)	(1,269)	(1,195)
Tax reserve adjustment	(70)	(85)	(64)
Other items, net	(493)	(1,071)	(1,240)
Income tax expense	$20,571	$18,453	$20,533

The entire amount of the Company's unrecognized tax benefits if recognized, would favorably affect the Company's effective tax rate.   The Company is unable to estimate the range of possible changes in the amounts of unrecognized tax positions that could occur over the next 12 months.  A reconciliation of the beginning and ending balance of unrecognized tax benefits for the years ended December 31, 2011 and 2010 is as follows:
(in thousands)	2011	2010

Balance at January 1,	$3,645	$0
Additions for current year tax positions	866	3,645
Additions for prior year tax positions	0	0
Decreases for prior year tax positions	(862)	0
Decreases for settlements with tax authorities	0	0
Decreases related to lapse of applicable statute of limitation	0	0
Balance at December 31	$3,649	$3,645

Interest and penalties on income tax uncertainties are included in income tax expense.  During 2011, 2010, and 2009, the provision related to interest and penalties was $0.1 million, $0.1 million, and $0.3 million, respectively.  The balance of accrued interest and penalties at December 31, 2011 and 2010 was $0.1 million and $0.2 million, respectively.

The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2008 through 2011. The Company and its subsidiaries state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2008 through 2011.